Detail of Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Detail of Accrued Expenses [Abstract]
Accrued Expenses and Other Current Liabilities
Detail of Accrued Expenses and Other Current Liabilities

	As of December 31,
(In millions)	2017	2016
Payroll and other compensation	$268	$155
Self-insurance claims and reserves	192	179
VICI Call Right	177	—
Accrued taxes	137	56
Advance deposits	126	33
Disputed claims liability (See Note 11)	112	—
Chip and token liability	38	20
Other accruals	276	198
Total accrued expenses and other current liabilities	$1,326	$641